Revenue - Rollforward of Deferred Revenue (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in Contract with Customer Liability [Roll Forward]
Beginning balance	$ 93,940	$ 60,602	$ 32,795
Revenue recognized	208,063	(185,908)	(179,355)
Revenue deferred	(201,787)	219,246	207,162
Ending balance	$ 100,216	$ 93,940	$ 60,602